Income Taxes - Income (Loss) Before Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
U.S.			$ 734,126	$ 574,737	$ 22,349
Non-U.S.			314,837	196,005	231,565
Income before income tax provision	$ 252,225	$ 229,207	$ 1,048,963	$ 770,742	$ 253,914